Liability for Unpaid Claims and Claim Adjustment Expenses - Unpaid Claims and Claims Adjustment Expenses (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period			$ 196.6
Future policy benefits			46.7
Paid related to insured events of:
Balance, end of period			203.0	$ 196.6
Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		$ 113.1	153.1	114.6
Future policy benefits	$ 3.4	7.7	6.4	12.4
Net balance, beginning of period		109.7	140.7	106.9
Incurred related to insured events of:
The current year		351.9	502.3	460.6
Prior years		(5.2)	(2.7)	7.5
Total incurred		346.7	499.6	468.1
Paid related to insured events of:
The current year		276.7	370.1	331.2
Prior years		72.8	127.2	103.1
Total paid		349.5	497.3	434.3
Net balance, end of period	109.7	106.9	143.0	140.7
Balance, end of period	113.1	114.6	149.4	153.1
Group Life and DI
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		122.2	184.2	149.9
Future policy benefits	76.7	48.4	40.3	41.9
Net balance, beginning of period		45.5	142.3	101.5
Incurred related to insured events of:
The current year		122.6	199.7	150.4
Prior years		5.7	(2.2)	2.7
Total incurred		128.3	197.5	153.1
Paid related to insured events of:
The current year		52.5	106.2	79.1
Prior years		19.8	43.9	33.2
Total paid		72.3	150.1	112.3
Net balance, end of period	45.5	101.5	189.7	142.3
Balance, end of period	122.2	149.9	230.0	184.2
Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		27.2	29.6	33.0
Future policy benefits	3.8	6.7	4.5	4.7
Net balance, beginning of period		23.4	24.9	26.3
Incurred related to insured events of:
The current year		99.3	118.1	111.0
Prior years		4.8	3.8	(0.1)
Total incurred		104.1	121.9	110.9
Paid related to insured events of:
The current year		85.4	93.1	93.1
Prior years		15.8	21.2	19.2
Total paid		101.2	114.3	112.3
Net balance, end of period	23.4	26.3	32.5	24.9
Balance, end of period	27.2	33.0	$ 37.0	$ 29.6
Predecessor Company | Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	122.9	113.1
Future policy benefits	3.4				$ 3.6
Net balance, beginning of period	119.3	109.7
Incurred related to insured events of:
The current year	28.1
Prior years	(0.5)
Total incurred	27.6
Paid related to insured events of:
The current year	1.9
Prior years	35.3
Total paid	37.2
Net balance, end of period	109.7
Balance, end of period	113.1
Predecessor Company | Group Life and DI
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	119.8	122.2
Future policy benefits	76.7				76.9
Net balance, beginning of period	42.9	45.5
Incurred related to insured events of:
The current year	6.8
Prior years	0.5
Total incurred	7.3
Paid related to insured events of:
The current year	0.2
Prior years	4.5
Total paid	4.7
Net balance, end of period	45.5
Balance, end of period	122.2
Predecessor Company | Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	24.5	27.2
Future policy benefits	3.8				$ 4.4
Net balance, beginning of period	20.1	$ 23.4
Incurred related to insured events of:
The current year	7.6
Prior years	2.5
Total incurred	10.1
Paid related to insured events of:
The current year	1.5
Prior years	5.3
Total paid	6.8
Net balance, end of period	23.4
Balance, end of period	$ 27.2
Minimum
Paid related to insured events of:
Reinsurance rates of long-term DI business			45.00%
Maximum
Paid related to insured events of:
Reinsurance rates of long-term DI business			90.00%